Revenue and Other Income - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 275.4	$ 409.3
Processing fees	6.3	7.7
Other income	13.0	8.5
Oil and natural gas sales and other income	294.7	425.5
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	213.1	357.9
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	16.3	16.3
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	46.0	35.1
Oil and natural gas sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 281.7	$ 417.0